UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04797
                                                     ---------

                      Oppenheimer Equity Income Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 10/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
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Oil, Gas & Consumable Fuels                                                12.9%
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Diversified Financial Services                                             11.4
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Tobacco                                                                     7.9
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Pharmaceuticals                                                             7.7
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Aerospace & Defense                                                         7.0
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Diversified Telecommunication Services                                      6.8
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Insurance                                                                   6.4
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Industrial Conglomerates                                                    5.3
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Capital Markets                                                             4.1
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Media                                                                       3.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          4.8%
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JPMorgan Chase & Co.                                                        3.8
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ConocoPhillips                                                              3.4
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.3
--------------------------------------------------------------------------------
General Electric Co.                                                        3.2
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                  3.2
--------------------------------------------------------------------------------
Bank of America Corp.                                                       3.0
--------------------------------------------------------------------------------
UBS AG                                                                      3.0
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       2.7
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                        2.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
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                    8 | OPPENHEIMER EQUITY INCOME FUND, INC.

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                             26.8%
   Diversified Financial Services      11.6
   Insurance                            6.5
   Capital Markets                      4.2
   Commercial Banks                     2.3
   Real Estate Investment Trusts        1.5
   Thrifts & Mortgage Finance           0.7
Industrials                            14.9
Energy                                 14.4
Consumer Staples                       10.7
Health Care                             7.8
Telecommunication Services              6.9
Consumer Discretionary                  6.7
Information Technology                  6.4
Utilities                               3.7
Materials                               1.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of common stocks.

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                    9 | OPPENHEIMER EQUITY INCOME FUND, INC.

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's Class A shares (without sales charge) returned 10.43% during the reporting period, underperforming the broader equity market, as measured by the S&P 500 Index, which returned 14.55%, but outperforming the Russell 3000 Value Index, which returned 10.06%. The Fund benefited from an overweight in industrials, which outperformed, and stock selection in the energy, health care and telecommunication services sectors, which added value versus the S&P 500 Index. However, its performance was hampered by an overweighting in the weak-performing consumer discretionary sector as well as an underweighting in technology stocks, which enjoyed strong results as a group.

      Upon assuming the Fund's management on July 16, 2007, we began to reposition the portfolio to focus on dividend-paying stocks, in line with the Fund's new investment approach, approved by shareholders earlier in 2007. Specifically, we spent several months eliminating nearly all of the portfolio's non-dividend-paying holdings. When adding new positions, we favored stocks with above-average dividend yields and good capital appreciation prospects.

      Our efforts to replace stocks paying low or no dividends led to a variety of changes. A number of these were in the health care sector, where we added to existing holdings that met our investment criteria. We also established new positions in pharmaceutical companies Johnson & Johnson and Novartis AG. In the energy sector, we sold a handful of non-dividend-paying oil service companies and instead bought integrated oil companies such as BP plc and Chevron Corp., both of which offered shareholders healthy income streams. Other notable purchases included shares of tobacco manufacturer Altria Group, Inc.--our top holding at period end--and a significant new position in its rival Loews Corp./Carolina Group. Both stocks offered generous dividend yields.

      On a sector basis, we sought to reduce the Fund's modest overweighting in the industrials sector. We believed this move was prudent, given the potential for a slower economy. We also added to our energy sector weighting to take advantage of persistent strength in energy prices, and increased our allocation to consumer staples stocks, whose defensive nature we felt would be helpful if consumer spending slows.


                    10 | OPPENHEIMER EQUITY INCOME FUND, INC.

      During the period, the subprime mortgage crisis weighed on many financial stocks, including our position in E*TRADE Financial Corp. The online brokerage firm's shares fell, as nervous investors worried about the credit quality of the loans made by the company's bank subsidiary. A weaker housing market also hurt Centex Corp., a homebuilder and mortgage financing company whose business deteriorated in line with the slowdown in construction activity. In the technology sector, contract electronics manufacturer Jabil Circuit, Inc. and communications technology company Motorola, Inc. both declined on disappointing quarterly earnings reports. Athletic footwear maker K-Swiss, Inc. also underperformed after seeing its earnings fall short of Wall Street analysts' estimates. We exited our positions in Centex, Jabil Curcuit, Motorola and K-Swiss.

      On the positive side, some of our best recent performers were energy service companies. Businesses such as FMC Technologies, Inc. and National Oilwell Varco, Inc. continued to see increased demand for the equipment and services they provide to oil producers, such as ConocoPhillips, a diversified energy company that also added to our results during the period. After taking over the Fund, we replaced FMC and National Oilwell, which didn't pay any dividend, with other energy stocks which offer dividend yields. Another area of emphasis was reinsurance stocks--companies that provide insurance to other insurers. Reinsurer Everest Re Group Ltd. was very profitable during the year, in part because of relatively few costly natural disasters weighing on its profits. Of final note, we saw good performance from positions in defense-related stocks, including aerospace systems providers Goodrich Corp. and L-3 Communications Holdings, Inc. Both companies benefited from strong defense industry fundamentals.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2007. In the case of Class A, B and C shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestment of all dividends and capital gains distributions. Past performance cannot guarantee future results.


                    11 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                    12 | OPPENHEIMER EQUITY INCOME FUND, INC.

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Equity Income Fund, Inc. (Class A)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer Equity
                              Income Fund, Inc.
                                  (Class A)       S&P 500 Index

                10/31/1997         $ 9,425           $10,000
                01/31/1998         $ 9,579           $10,760
                04/30/1998         $10,919           $12,250
                07/31/1998         $10,883           $12,396
                10/31/1998         $10,677           $12,201
                01/31/1999         $11,928           $14,258
                04/30/1999         $12,107           $14,924
                07/31/1999         $11,522           $14,900
                10/31/1999         $11,581           $15,332
                01/31/2000         $11,495           $15,732
                04/30/2000         $12,815           $16,434
                07/31/2000         $13,048           $16,236
                10/31/2000         $13,970           $16,264
                01/31/2001         $14,432           $15,590
                04/30/2001         $14,138           $14,303
                07/31/2001         $13,891           $13,910
                10/31/2001         $12,585           $12,216
                01/31/2002         $13,646           $13,075
                04/30/2002         $13,867           $12,499
                07/31/2002         $11,612           $10,625
                10/31/2002         $11,717           $10,372
                01/31/2003         $11,563           $10,067
                04/30/2003         $12,202           $10,836
                07/31/2003         $13,419           $11,756
                10/31/2003         $14,568           $12,528
                01/31/2004         $15,816           $13,545
                04/30/2004         $15,723           $13,314
                07/31/2004         $16,094           $13,303
                10/31/2004         $16,639           $13,707
                01/31/2005         $17,815           $14,387
                04/30/2005         $17,641           $14,157
                07/31/2005         $18,737           $15,171
                10/31/2005         $18,269           $14,902
                01/31/2006         $20,255           $15,880
                04/30/2006         $21,235           $16,337
                07/31/2006         $20,218           $15,987
                10/31/2006         $21,635           $17,335
                01/31/2007         $22,621           $18,182
                04/30/2007         $23,189           $18,825
                07/31/2007         $22,949           $18,565
                10/31/2007         $23,893           $19,857

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year   4.09%     5-Year   13.96%     10-Year   9.10%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                    13 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Equity Income Fund, Inc. (Class B)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer Equity
                              Income Fund, Inc.
                                  (Class B)       S&P 500 Index

                10/31/1997         $10,000           $10,000
                01/31/1998         $10,147           $10,760
                04/30/1998         $11,549           $12,250
                07/31/1998         $11,489           $12,396
                10/31/1998         $11,254           $12,201
                01/31/1999         $12,553           $14,258
                04/30/1999         $12,722           $14,924
                07/31/1999         $12,091           $14,900
                10/31/1999         $12,135           $15,332
                01/31/2000         $12,036           $15,732
                04/30/2000         $13,396           $16,434
                07/31/2000         $13,622           $16,236
                10/31/2000         $14,564           $16,264
                01/31/2001         $15,028           $15,590
                04/30/2001         $14,695           $14,303
                07/31/2001         $14,415           $13,910
                10/31/2001         $13,038           $12,216
                01/31/2002         $14,117           $13,075
                04/30/2002         $14,323           $12,499
                07/31/2002         $11,977           $10,625
                10/31/2002         $12,057           $10,372
                01/31/2003         $11,877           $10,067
                04/30/2003         $12,510           $10,836
                07/31/2003         $13,730           $11,756
                10/31/2003         $14,881           $12,528
                01/31/2004         $16,156           $13,545
                04/30/2004         $16,061           $13,314
                07/31/2004         $16,441           $13,303
                10/31/2004         $16,997           $13,707
                01/31/2005         $18,198           $14,387
                04/30/2005         $18,021           $14,157
                07/31/2005         $19,140           $15,171
                10/31/2005         $18,663           $14,902
                01/31/2006         $20,691           $15,880
                04/30/2006         $21,692           $16,337
                07/31/2006         $20,653           $15,987
                10/31/2006         $22,101           $17,335
                01/31/2007         $23,108           $18,182
                04/30/2007         $23,688           $18,825
                07/31/2007         $23,443           $18,565
                10/31/2007         $24,408           $19,857

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year   4.46%     5-Year   14.08%     10-Year   9.33%


                    14 | OPPENHEIMER EQUITY INCOME FUND, INC.

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Equity Income Fund, Inc. (Class C)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer Equity
                              Income Fund, Inc.
                                  (Class C)       S&P 500 Index

                10/31/1997         $10,000           $10,000
                01/31/1998         $10,146           $10,760
                04/30/1998         $11,547           $12,250
                07/31/1998         $11,486           $12,396
                10/31/1998         $11,249           $12,201
                01/31/1999         $12,546           $14,258
                04/30/1999         $12,715           $14,924
                07/31/1999         $12,084           $14,900
                10/31/1999         $12,128           $15,332
                01/31/2000         $12,029           $15,732
                04/30/2000         $13,392           $16,434
                07/31/2000         $13,614           $16,236
                10/31/2000         $14,559           $16,264
                01/31/2001         $15,017           $15,590
                04/30/2001         $14,691           $14,303
                07/31/2001         $14,411           $13,910
                10/31/2001         $13,031           $12,216
                01/31/2002         $14,114           $13,075
                04/30/2002         $14,320           $12,499
                07/31/2002         $11,971           $10,625
                10/31/2002         $12,051           $10,372
                01/31/2003         $11,871           $10,067
                04/30/2003         $12,504           $10,836
                07/31/2003         $13,721           $11,756
                10/31/2003         $14,866           $12,528
                01/31/2004         $16,104           $13,545
                04/30/2004         $15,977           $13,314
                07/31/2004         $16,312           $13,303
                10/31/2004         $16,828           $13,707
                01/31/2005         $17,973           $14,387
                04/30/2005         $17,762           $14,157
                07/31/2005         $18,818           $15,171
                10/31/2005         $18,308           $14,902
                01/31/2006         $20,251           $15,880
                04/30/2006         $21,190           $16,337
                07/31/2006         $20,120           $15,987
                10/31/2006         $21,493           $17,335
                01/31/2007         $22,424           $18,182
                04/30/2007         $22,938           $18,825
                07/31/2007         $22,654           $18,565
                10/31/2007         $23,542           $19,857

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year   8.53%     5-Year   14.33%     10-Year   8.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                    15 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Equity Income Fund, Inc. (Class N)
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer Equity
                              Income Fund, Inc.
                                  (Class N)       S&P 500 Index

                03/01/2001         $10,000           $10,000
                04/30/2001         $10,103           $10,094
                07/31/2001         $ 9,914           $ 9,817
                10/31/2001         $ 8,981           $ 8,621
                01/31/2002         $ 9,739           $ 9,227
                04/30/2002         $ 9,884           $ 8,821
                07/31/2002         $ 8,277           $ 7,499
                10/31/2002         $ 8,343           $ 7,320
                01/31/2003         $ 8,233           $ 7,104
                04/30/2003         $ 8,677           $ 7,647
                07/31/2003         $ 9,537           $ 8,296
                10/31/2003         $10,345           $ 8,841
                01/31/2004         $11,219           $ 9,559
                04/30/2004         $11,144           $ 9,396
                07/31/2004         $11,392           $ 9,388
                10/31/2004         $11,768           $ 9,674
                01/31/2005         $12,581           $10,154
                04/30/2005         $12,447           $ 9,991
                07/31/2005         $13,207           $10,707
                10/31/2005         $12,863           $10,517
                01/31/2006         $14,249           $11,207
                04/30/2006         $14,925           $11,530
                07/31/2006         $14,191           $11,282
                10/31/2006         $15,170           $12,234
                01/31/2007         $15,846           $12,832
                04/30/2007         $16,224           $13,285
                07/31/2007         $16,041           $13,102
                10/31/2007         $16,689           $14,014

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/07

1-Year   9.02%     5-Year   14.87%     Since Inception (3/1/01)   7.98%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE-INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                    16 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 2/13/87. Unless otherwise noted, average annual total returns for Class A shares includes the current 5.75% maximum initial sales charge. Class A shares are subject to a maximum annual 0.25% asset-based sales charge currently. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Directors has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a maximum annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                    17 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    18 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    19 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                     BEGINNING    ENDING       EXPENSES
                                     ACCOUNT      ACCOUNT      PAID DURING
                                     VALUE        VALUE        6 MONTHS ENDED
                                     5/1/07       10/31/07     OCTOBER 31, 2007
--------------------------------------------------------------------------------
Class A Actual                       $ 1,000.00   $ 1,030.40   $  6.42
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00     1,018.90      6.38
--------------------------------------------------------------------------------
Class B Actual                         1,000.00     1,025.60     10.88
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00     1,014.52     10.82
--------------------------------------------------------------------------------
Class C Actual                         1,000.00     1,026.30     10.73
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00     1,014.67     10.67
--------------------------------------------------------------------------------
Class N Actual                         1,000.00     1,028.70      8.16
--------------------------------------------------------------------------------
Class N Hypothetical                   1,000.00     1,017.19      8.12

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2007 are as follows:

CLASS         EXPENSE RATIOS
-----------------------------
Class A            1.25%
-----------------------------
Class B            2.12
-----------------------------
Class C            2.09
-----------------------------
Class N            1.59

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
--------------------------------------------------------------------------------


                    20 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS  October 31, 2007
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.6%
--------------------------------------------------------------------------------
MEDIA--3.5%
Cinemark
Holdings, Inc.                                          235,000   $   4,044,350
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     100,000       5,098,000
--------------------------------------------------------------------------------
Time Warner, Inc.                                       450,000       8,217,000
                                                                  --------------
                                                                     17,359,350

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
OfficeMax, Inc.                                         100,000       3,165,000
--------------------------------------------------------------------------------
TJX Cos., Inc. (The) 1                                  425,000      12,295,250
                                                                  --------------
                                                                     15,460,250

--------------------------------------------------------------------------------
CONSUMER STAPLES--10.5%
--------------------------------------------------------------------------------
BEVERAGES--0.4%
Coca-Cola Co. (The)                                      31,250       1,930,000
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
SUPERVALU, Inc.                                          52,500       2,034,375
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    65,000       2,938,650
                                                                  --------------
                                                                      4,973,025

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
B&G Foods, Inc.                                         275,000       5,357,000
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                      20,000         474,600
                                                                  --------------
                                                                      5,831,600

--------------------------------------------------------------------------------
TOBACCO--7.9%
Altria Group, Inc.                                      325,000      23,702,250
--------------------------------------------------------------------------------
Loews Corp./Carolina
Group                                                   185,000      15,869,300
                                                                  --------------
                                                                     39,571,550

--------------------------------------------------------------------------------
ENERGY--14.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.2%
GlobalSantaFe
Corp.                                                    37,500       3,038,625
--------------------------------------------------------------------------------
Halliburton Co.                                          80,000       3,153,600
                                                                  --------------
                                                                      6,192,225

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--12.9%
Arlington
Tankers Ltd.                                              4,000   $      98,400
--------------------------------------------------------------------------------
BP plc, ADR 1                                           112,500       8,773,875
--------------------------------------------------------------------------------
Capital Product
Partners LP                                             125,000       3,363,750
--------------------------------------------------------------------------------
Chevron Corp.                                            27,500       2,516,525
--------------------------------------------------------------------------------
ConocoPhillips                                          197,500      16,779,600
--------------------------------------------------------------------------------
El Paso Corp.                                            95,000       1,677,700
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         6,000         551,940
--------------------------------------------------------------------------------
Hess Corp.                                              137,500       9,846,375
--------------------------------------------------------------------------------
Kinder Morgan
Management LLC 1,2                                      203,537      10,339,680
--------------------------------------------------------------------------------
Marathon Oil
Corp.                                                    10,000         591,300
--------------------------------------------------------------------------------
Occidental
Petroleum Corp.                                         100,000       6,905,000
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR 1                                                 7,500         717,225
--------------------------------------------------------------------------------
Williams
Cos., Inc. (The)                                         57,500       2,098,175
                                                                  --------------
                                                                     64,259,545

--------------------------------------------------------------------------------
FINANCIALS--26.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.1%
E*TRADE
Financial Corp. 2                                       500,000       5,570,000
--------------------------------------------------------------------------------
UBS AG                                                  275,000      14,764,750
                                                                  --------------
                                                                     20,334,750

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.3%
Wachovia Corp.                                          250,000      11,432,500
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--11.4%
Bank of America
Corp.                                                   312,500      15,087,500
--------------------------------------------------------------------------------
Citigroup, Inc.                                         387,500      16,236,250
--------------------------------------------------------------------------------
JPMorgan Chase
& Co.                                                   400,000      18,800,000
--------------------------------------------------------------------------------
KKR Financial
Holdings LLC                                            450,000       7,024,500
                                                                  --------------
                                                                     57,148,250


                    21 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS  continued
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
INSURANCE--6.4%
ACE Ltd.                                                100,000   $   6,061,000
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                   125,000      13,317,500
--------------------------------------------------------------------------------
Fidelity National
Title Group, Inc., Cl. A                                 27,500         423,225
--------------------------------------------------------------------------------
Hartford Financial
Services Group,
Inc. (The)                                              100,000       9,703,000
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                            64,300       2,314,800
                                                                  --------------
                                                                     31,819,525

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.5%
Anthracite
Capital, Inc. 1                                         195,000       1,622,400
--------------------------------------------------------------------------------
Care Investment
Trust, Inc. 2                                           151,350       1,740,525
--------------------------------------------------------------------------------
Crystal River
Capital, Inc. 1                                         177,500       2,582,625
--------------------------------------------------------------------------------
iStar Financial, Inc.                                    45,000       1,372,950
                                                                  --------------
                                                                      7,318,500

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
Freddie Mac                                              55,000       2,872,650
--------------------------------------------------------------------------------
Washington
Mutual, Inc. 1                                           25,000         697,000
                                                                  --------------
                                                                      3,569,650

--------------------------------------------------------------------------------
HEALTH CARE--7.7%
--------------------------------------------------------------------------------
PHARMACEUTICALS--7.7%
Abbott Laboratories                                     175,000       9,558,500
--------------------------------------------------------------------------------
Johnson & Johnson                                        90,000       5,865,300
--------------------------------------------------------------------------------
Novartis AG, ADR                                        110,000       5,848,700
--------------------------------------------------------------------------------
Pfizer, Inc.                                            275,000       6,767,750
--------------------------------------------------------------------------------
Schering-Plough
Corp.                                                   175,000       5,341,000
--------------------------------------------------------------------------------
Wyeth                                                   100,000       4,863,000
                                                                  --------------
                                                                     38,244,250

--------------------------------------------------------------------------------
INDUSTRIALS--14.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.0%
Boeing Co.                                              120,000      11,830,800

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Goodrich Corp.                                          120,000   $   8,359,200
--------------------------------------------------------------------------------
L-3 Communications
Holdings, Inc.                                           25,000       2,741,000
--------------------------------------------------------------------------------
Raytheon Co.                                             67,500       4,293,675
--------------------------------------------------------------------------------
United Technologies
Corp.                                                   100,000       7,659,000
                                                                  --------------
                                                                     34,883,675

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.3%
3M Co.                                                  100,000       8,636,000
--------------------------------------------------------------------------------
General Electric Co.                                    390,000      16,052,400
--------------------------------------------------------------------------------
Siemens AG,
Sponsored ADR 1                                          13,750       1,875,088
                                                                  --------------
                                                                     26,563,488

--------------------------------------------------------------------------------
MACHINERY--1.2%
Joy Global, Inc.                                        100,000       5,806,000
--------------------------------------------------------------------------------
MARINE--0.6%
Eagle Bulk Shipping, Inc.                                10,000         340,900
--------------------------------------------------------------------------------
Omega Navigation
Enterprises, Inc., Cl. A                                  5,000          94,900
--------------------------------------------------------------------------------
Paragon Shipping,
Inc., Cl. A 2                                            90,000       2,257,200
                                                                  --------------
                                                                      2,693,000

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTIONS--0.6%
Textainer Group
Holdings Ltd. 2                                         200,000       3,172,000
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.1%
Corning, Inc.                                           225,000       5,460,750
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--3.2%
Applied Materials, Inc.                                  27,500         534,050
--------------------------------------------------------------------------------
Intel Corp.                                              45,000       1,210,500
--------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                      150,000       7,897,500
--------------------------------------------------------------------------------
Microchip
Technology, Inc.                                         18,250         605,353
--------------------------------------------------------------------------------
Taiwan
Semiconductor
Manufacturing Co.
Ltd., ADR                                               488,976       5,207,594


                    22 | OPPENHEIMER EQUITY INCOME FUND, INC.

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Texas Instruments, Inc.                                  17,500   $     570,500
                                                                  --------------
                                                                     16,025,497

--------------------------------------------------------------------------------
SOFTWARE--2.0%
Microsoft Corp.                                         275,000      10,122,750
--------------------------------------------------------------------------------
MATERIALS--1.7%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Eastman
Chemical Co.                                             12,500         832,375
--------------------------------------------------------------------------------
PPG
Industries, Inc.                                         45,000       3,363,300
                                                                  --------------
                                                                      4,195,675

--------------------------------------------------------------------------------
METALS & MINING--0.8%
Carpenter
Technology Corp.                                         23,500       3,405,385
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B                                                     6,000         706,080
                                                                  --------------
                                                                      4,111,465

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES--6.8%
AT&T, Inc.                                              145,000       6,059,550
--------------------------------------------------------------------------------
Citizens
Communications Co.                                      380,000       5,000,800
--------------------------------------------------------------------------------
Consolidated
Communications
Holdings, Inc. 1                                        300,000       5,973,000
--------------------------------------------------------------------------------
FairPoint
Communications, Inc. 1                                  225,000       4,160,250
--------------------------------------------------------------------------------
NTELOS
Holdings Corp.                                          170,000       5,132,300
--------------------------------------------------------------------------------
Windstream Corp.                                        570,000       7,666,500
                                                                  --------------
                                                                     33,992,400

--------------------------------------------------------------------------------
UTILITIES--3.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.6%
Cleco Corp. 1                                           227,500       5,994,625
--------------------------------------------------------------------------------
FirstEnergy Corp.                                       100,000       6,970,000
                                                                  --------------
                                                                     12,964,625

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
ENERGY TRADERS--0.5%
Constellation
Energy Group, Inc.                                       27,500   $   2,604,250
--------------------------------------------------------------------------------
MULTI--UTILITIES & UNREGULATED POWER--0.5%
CenterPoint
Energy, Inc.                                            100,000       1,676,000
--------------------------------------------------------------------------------
Teco Energy, Inc.                                        50,000         841,499
                                                                  --------------
                                                                      2,517,499
                                                                  --------------
Total Common Stocks
(Cost $450,755,989)                                                 490,558,044

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
--------------------------------------------------------------------------------
NRG Energy, Inc., 5.75%
Cv. (Cost $2,571,616)                                     7,500       2,973,750

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.20% 3,4
(Cost $3,483,696)                                     3,483,696       3,483,696

--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments
Purchased with Cash
Collateral from Securities
Loaned) (Cost $456,811,301)                                         497,015,490

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--4.9% 5
--------------------------------------------------------------------------------
Undivided interest of 1.22% in
joint repurchase agreement
(Principal Amount/Value
$2,000,000,000, with a maturity
value of $2,000,273,889) with
Bank of America NA, 4.93%,
dated 10/31/07, to be
repurchased at $24,324,228 on
11/1/07, collateralized by U.S.
Agency Mortgages, 5%-6%,
5/1/33-6/1/37, with a value
of $2,040,000,000
(Cost $24,320,897)                                 $ 24,320,897      24,320,897


                    23 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $481,132,198)           104.6%  $ 521,336,387
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (4.6)    (23,019,992)
                                                          ----------------------
NET ASSETS                                                100.0%  $ 498,316,395
                                                          ======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 6 of accompanying Notes.

2. Non-income producing security.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES         GROSS         GROSS             SHARES
                                      OCTOBER 31, 2006     ADDITIONS    REDUCTIONS   OCTOBER 31, 2007
-----------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                  --   145,191,798   141,708,102          3,483,696

                                                                                             DIVIDEND
                                                                           VALUE               INCOME
-----------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                                   $ 3,483,696            $ 336,749

4. Rate shown is the 7-day yield as of October 31, 2007.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    24 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $477,648,502)                                                  $  517,852,691
Affiliated companies (cost $3,483,696)                                                           3,483,696
                                                                                            ---------------
                                                                                               521,336,387
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               160,901
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 5,398,248
Dividends                                                                                          592,161
Shares of capital stock sold                                                                       501,015
Other                                                                                               34,054
                                                                                            ---------------
Total assets                                                                                   528,022,766

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                      24,320,897
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                            4,231,704
Shares of capital stock redeemed                                                                   855,287
Distribution and service plan fees                                                                 107,796
Transfer and shareholder servicing agent fees                                                       85,247
Directors' compensation                                                                             76,400
Shareholder communications                                                                           7,577
Other                                                                                               21,463
                                                                                            ---------------
Total liabilities                                                                               29,706,371

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  498,316,395
                                                                                            ===============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                        $        1,720
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     391,440,773
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                2,287,637
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                  64,376,488
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                               40,209,777
                                                                                            ---------------
NET ASSETS                                                                                  $  498,316,395
                                                                                            ===============


                    25 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $362,739,730 and 12,147,756 shares of capital stock outstanding)                    $ 29.86
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                            $ 31.68
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $60,105,683 and 2,269,493 shares of capital stock outstanding)                      $ 26.48
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $56,130,460 and 2,115,181 shares of capital stock outstanding)                      $ 26.54
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $19,340,522 and 664,834 shares of capital stock outstanding)                        $ 29.09

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    26 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $77,086)                        $    9,343,381
Affiliated companies                                                                               336,749
-----------------------------------------------------------------------------------------------------------
Interest                                                                                           467,127
-----------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                              12,611
-----------------------------------------------------------------------------------------------------------
Other income                                                                                        11,337
                                                                                            ---------------
Total investment income                                                                         10,171,205

-----------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------
Management fees                                                                                  4,171,523
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                            907,225
Class B                                                                                            725,411
Class C                                                                                            564,647
Class N                                                                                             96,591
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                            637,081
Class B                                                                                            195,484
Class C                                                                                            146,130
Class N                                                                                            107,717
-----------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                            114,421
Class B                                                                                             37,716
Class C                                                                                             20,607
Class N                                                                                              3,383
-----------------------------------------------------------------------------------------------------------
Directors' compensation                                                                             25,112
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          6,369
-----------------------------------------------------------------------------------------------------------
Administration service fees                                                                          1,500
-----------------------------------------------------------------------------------------------------------
Other                                                                                              125,720
                                                                                            ---------------
Total expenses                                                                                   7,886,637
Less reduction to custodian expenses                                                                (3,595)
Less waivers and reimbursements of expenses                                                        (52,221)
                                                                                            ---------------
Net expenses                                                                                     7,830,821

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            2,340,384


                    27 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies                                                     $   74,979,539
Foreign currency transactions                                                                      509,025
                                                                                            ---------------
Net realized gain                                                                               75,488,564
-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                    (27,595,650)
Translation of assets and liabilities denominated in foreign currencies                           (101,725)
                                                                                            ---------------
Net change in unrealized appreciation                                                          (27,697,375)

-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $   50,131,573
                                                                                            ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    28 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                                       2007            2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $    2,340,384   $     428,999
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      75,488,564      45,675,662
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 (27,697,375)     37,078,653
                                                                                   -------------------------------
Net increase in net assets resulting from operations                                   50,131,573      83,183,314

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                  (455,828)             --
Class B                                                                                        --              --
Class C                                                                                        --              --
Class N                                                                                        --              --
                                                                                   -------------------------------
                                                                                         (455,828)             --
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (27,989,679)    (35,134,229)
Class B                                                                                (6,130,440)     (8,357,741)
Class C                                                                                (4,420,958)     (5,324,375)
Class N                                                                                (1,429,839)     (1,754,083)
                                                                                   -------------------------------
                                                                                      (39,970,916)    (50,570,428)

------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                               (27,860,279)     18,026,045
Class B                                                                               (16,994,059)     (1,297,118)
Class C                                                                                   488,589       5,624,017
Class N                                                                                  (101,286)      1,395,263
                                                                                   -------------------------------
                                                                                      (44,467,035)     23,748,207

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                             (34,762,206)     56,361,093
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   533,078,601     476,717,508
                                                                                   -------------------------------
End of period (including accumulated net investment income of
$2,287,637 and $387,927, respectively)                                             $  498,316,395   $ 533,078,601
                                                                                   ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    29 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A          YEAR ENDED OCTOBER 31,                    2007          2006         2005          2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   29.15     $   27.34    $   26.89     $   23.71    $  19.07
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .20 1         .09 1       (.05) 1       (.10)        (.09)
Net realized and unrealized gain                           2.67          4.61         2.58          3.45         4.73
                                                      ----------------------------------------------------------------
Total from investment operations                           2.87          4.70         2.53          3.35         4.64
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.03)           --           --            --           --
Distributions from net realized gain                      (2.13)        (2.89)       (2.08)         (.17)          --
                                                      ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (2.16)        (2.89)       (2.08)         (.17)          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   29.86     $   29.15    $   27.34     $   26.89    $   23.71
                                                      ================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        10.43%        18.43%        9.80%        14.22%       24.33%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 362,740     $ 382,512    $ 339,703     $ 252,661    $ 193,955
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 370,916     $ 369,074    $ 309,617     $ 225,711    $ 165,906
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.68%         0.32%       (0.19)%       (0.37)%      (0.43)%
Total expenses                                             1.28% 4       1.29%        1.34%         1.40%        1.56%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.28%         1.28%        1.34%         1.40%        1.56%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     124%           56%          89%           61%          74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007        1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    30 | OPPENHEIMER EQUITY INCOME FUND, INC.

CLASS B          YEAR ENDED OCTOBER 31,                    2007          2006         2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   26.27     $   25.11    $   25.07     $   22.31    $   18.09
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.05) 1       (.14) 1      (.28) 1       (.29)        (.22)
Net realized and unrealized gain                           2.39          4.19         2.40          3.22         4.44
                                                      -----------------------------------------------------------------
Total from investment operations                           2.34          4.05         2.12          2.93         4.22
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --            --           --            --           --
Distributions from net realized gain                      (2.13)        (2.89)       (2.08)         (.17)          --
                                                      ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (2.13)        (2.89)       (2.08)         (.17)          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   26.48     $   26.27    $   25.11     $   25.07    $   22.31
                                                      =================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         9.46%        17.37%        8.81%        13.22%       23.33%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  60,106     $  76,583    $  74,004     $  64,069    $  55,449
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  72,568     $  76,606    $  73,417     $  60,460    $  46,785
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.21)%       (0.58)%      (1.10)%       (1.26)%      (1.23)%
Total expenses                                             2.16% 4       2.19%        2.25%         2.30%        2.43%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         2.16%         2.19%        2.25%         2.30%        2.36%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     124%           56%          89%           61%          74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007        2.16%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C          YEAR ENDED OCTOBER 31,                    2007          2006          2005          2004         2003
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   26.31     $   25.14     $   25.10     $   22.34    $   18.11
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.04) 1       (.14) 1       (.27) 1       (.29)        (.14)
Net realized and unrealized gain                           2.40          4.20          2.39          3.22         4.37
                                                      ------------------------------------------------------------------
Total from investment operations                           2.36          4.06          2.12          2.93         4.23
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --            --            --            --           --
Distributions from net realized gain                      (2.13)        (2.89)        (2.08)         (.17)          --
                                                      ------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (2.13)        (2.89)        (2.08)         (.17)          --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   26.54     $   26.31     $   25.14     $   25.10    $   22.34
                                                      ==================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         9.53%        17.39%         8.80%        13.20%       23.36%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  56,130     $  54,971     $  46,560     $  34,414    $  30,510
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  56,496     $  51,822     $  42,635     $  32,051    $  20,901
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.17)%       (0.57)%       (1.09)%       (1.26)%      (1.24)%
Total expenses                                             2.13% 4       2.17%         2.24%         2.31%        2.43%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         2.13%         2.17%         2.24%         2.31%        2.36%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     124%           56%           89%           61%          74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007        2.13%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    32 | OPPENHEIMER EQUITY INCOME FUND, INC.

CLASS N          YEAR ENDED OCTOBER 31,                    2007          2006         2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   28.52     $   26.91     $  26.61     $   23.56    $   19.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .08 1        (.03) 1      (.16) 1       (.19)        (.15)
Net realized and unrealized gain                           2.62          4.53         2.54          3.41         4.71
                                                      -----------------------------------------------------------------
Total from investment operations                           2.70          4.50         2.38          3.22         4.56
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --            --           --            --           --
Distributions from net realized gain                      (2.13)        (2.89)       (2.08)         (.17)          --
                                                      -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (2.13)        (2.89)       (2.08)         (.17)          --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   29.09     $   28.52     $  26.91     $   26.61    $   23.56
                                                      =================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        10.02%        17.93%        9.31%        13.75%       24.00%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $  19,340     $  19,013     $ 16,451     $  10,554    $   6,408
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $  19,387     $  17,985     $ 13,849     $   8,724    $   4,218
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.29%        (0.12)%      (0.61)%       (0.78)%      (0.75)%
Total expenses                                             1.91% 4       1.90%        2.08%         2.20%        1.97%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         1.67%         1.72%        1.76%         1.81%        1.87%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     124%           56%          89%           61%          74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended October 31, 2007        1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Equity Income Fund, Inc. (the Fund), formerly known as Oppenheimer Quest Capital Value Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange


                    34 | OPPENHEIMER EQUITY INCOME FUND, INC.

on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                    35 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                           NET UNREALIZED
                                                             APPRECIATION
                                                         BASED ON COST OF
                                                           SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED       ACCUMULATED   OTHER INVESTMENTS
      NET INVESTMENT      LONG-TERM              LOSS  FOR FEDERAL INCOME
      INCOME                   GAIN  CARRYFORWARD 1,2        TAX PURPOSES
      -------------------------------------------------------------------
      $ 14,324,795     $ 54,347,286              $ --        $ 38,281,221

1. During the fiscal year ended October 31, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2007. Net assets of the Fund were unaffected by the reclassifications.


                    36 | OPPENHEIMER EQUITY INCOME FUND, INC.

                                     INCREASE TO          REDUCTION TO
                                     ACCUMULATED       ACCUMULATED NET
          INCREASE TO             NET INVESTMENT         REALIZED GAIN
          PAID-IN CAPITAL                 INCOME      ON INVESTMENTS 3
          ------------------------------------------------------------
          $ 10,902,561                  $ 15,154          $ 10,917,715

3. $10,902,560, including $9,479,491 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 was as follows:

                                          YEAR ENDED        YEAR ENDED
                                    OCTOBER 31, 2007  OCTOBER 31, 2006
          ------------------------------------------------------------
          Distributions paid from:
          Ordinary income               $ 13,108,260      $  1,473,065
          Long-term capital gain          27,318,484        49,097,363
                                        ------------------------------
          Total                         $ 40,426,744      $ 50,570,428
                                        ==============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities    $ 483,060,752
                                            =============
          Gross unrealized appreciation     $  48,431,761
          Gross unrealized depreciation       (10,150,540)
                                            -------------
          Net unrealized appreciation       $  38,281,221
                                            =============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2007, the Fund's projected benefit obligations were increased by $12,045 and payments of $2,203 were made to retired directors, resulting in an accumulated liability of $68,780 as of October 31, 2007.

      The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of


                    37 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    38 | OPPENHEIMER EQUITY INCOME FUND, INC.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized one billion shares of $0.0001 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                           YEAR ENDED OCTOBER 31, 2007   YEAR ENDED OCTOBER 31, 2006
                               SHARES           AMOUNT       SHARES           AMOUNT
-------------------------------------------------------------------------------------
CLASS A
Sold                        2,387,473   $   69,105,829    3,428,582   $   94,959,032
Dividends and/or
distributions reinvested      936,594       25,924,915    1,216,605       31,765,567
Redeemed                   (4,299,832)    (122,891,023)  (3,947,226)    (108,698,554)
                           ----------------------------------------------------------
Net increase (decrease)      (975,765)  $  (27,860,279)     697,961   $   18,026,045
                           ==========================================================

-------------------------------------------------------------------------------------
CLASS B
Sold                          378,962   $    9,748,673      662,085   $   16,582,767
Dividends and/or
distributions reinvested      236,460        5,850,009      332,565        7,888,450
Redeemed                   (1,261,269)     (32,592,741)  (1,026,360)     (25,768,335)
                           ----------------------------------------------------------
Net decrease                 (645,847)  $  (16,994,059)     (31,710)  $   (1,297,118)
                           ==========================================================

-------------------------------------------------------------------------------------
CLASS C
Sold                          415,826   $   10,744,598      534,433   $   13,374,856
Dividends and/or
distributions reinvested      159,042        3,941,060      203,472        4,832,457
Redeemed                     (549,261)     (14,197,069)    (500,237)     (12,583,296)
                           ----------------------------------------------------------
Net increase                   25,607   $      488,589      237,668   $    5,624,017
                           ==========================================================

-------------------------------------------------------------------------------------
CLASS N
Sold                          176,220   $    4,961,134      185,780   $    5,032,410
Dividends and/or
distributions reinvested       50,259        1,360,013       64,913        1,664,380
Redeemed                     (228,310)      (6,422,433)    (195,260)      (5,301,527)
                           ----------------------------------------------------------
Net increase (decrease)        (1,831)  $     (101,286)      55,433   $    1,395,263
                           ==========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended October 31, 2007, were as follows:

                                          PURCHASES              SALES
          -------------------------------------------------------------
          Investment securities       $ 621,557,297      $ 702,694,002

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:


                    39 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

FEE SCHEDULE EFFECTIVE AUG. 1, 2007           FEE SCHEDULE FROM NOV. 1, 2006 TO JULY 31, 2007
---------------------------------------------------------------------------------------------
Up to $400 million             0.70%          Up to $400 million             0.85%
Next $400 million              0.68           Next $400 million              0.80
Next $400 million              0.65           Next $400 million              0.75
Next $400 million              0.60           Next $400 million              0.65
Next $400 million              0.55           Next $400 million              0.60
Over $2.0 billion              0.50           Over $2.0 billion              0.50

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. Prior to August 1, 2007, the Manager retained Oppenheimer Capital LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of February 28, 1997, and remaining 120 days later, plus 30% of the fee collected by the Manager on assets in excess of that amount. In each case the fee is calculated after any waivers of the Manager's fee from the Fund. For the year ended October 31, 2007, the Manager paid $1,134,266 to the Sub-Advisor for its services to the Fund. This agreement was terminated on July 31, 2007.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2007, the Fund paid $1,049,481 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                    40 | OPPENHEIMER EQUITY INCOME FUND, INC.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $238,298, $689,195 and $280,307, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A        CLASS B        CLASS C        CLASS N
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED            DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------------
October 31, 2007        $ 194,320          $ 890      $ 105,692        $ 3,642          $ 448

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2007, OFS waived $46,080 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended October 31, 2007, the Manager waived $6,141 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for


                    41 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of October 31, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing coun-terparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of October 31, 2007, the Fund had on loan securities valued at $23,979,854, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $24,320,897 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires


                    42 | OPPENHEIMER EQUITY INCOME FUND, INC.

the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. SUBSEQUENT EVENT

On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.


                    43 | OPPENHEIMER EQUITY INCOME FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER EQUITY INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Equity Income Fund, Inc., formerly known as Oppenheimer Quest Capital Value Fund, Inc., including the statement of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Equity Income Fund, Inc. as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

December 13, 2007


                    44 | OPPENHEIMER EQUITY INCOME FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $1.4536 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 8, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2007 which are not designated as capital gain distributions should be multiplied by 49.64% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $8,702,479 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended October 31, 2007, $132,761 or 29.13% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $13,442,380 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    45 | OPPENHEIMER EQUITY INCOME FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    46 | OPPENHEIMER EQUITY INCOME FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an


                    47 | OPPENHEIMER EQUITY INCOME FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Michael Levine, the portfolio manager for the Fund, and the Manager's Value Equity investment teams and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load multi-cap value funds and equity-income funds advised by the Manager and by other investment advisers. The Board noted that the Fund's five-year performance had been better than its peer group median. However its one-year, three-year and ten-year performance was below its peer group median. The Board also noted that in July and August 2007, the Fund changed its name from "Oppenheimer Quest Capital Value Fund, Inc." to "Oppenheimer Equity Income Fund, Inc.," along with taking over the direct investment management of the Funds from its former Sub-Adviser, changing the Fund's investment objective to seek total return and changing its portfolio manager.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other multi-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are higher than its peer group median. Effective August 1, 2007, the Fund


                    48 | OPPENHEIMER EQUITY INCOME FUND, INC.

began paying the Manager at the following lower annual rates: 0.70% of the first $400 million of average annual net assets of the Fund, 0.68% of the next $400 million, 0.65% of the next $400 million, 0.60% of the next $400 million, 0.55% of the next $400 million, and 0.50% of average annual net assets in excess of $2 billion.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    49 | OPPENHEIMER EQUITY INCOME FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
DIRECTORS                         80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner of
Chairman of the Board of          Trivest Venture Fund (private venture capital fund); President of Investment Counseling Federated
Directors (since 2001),           Investors, Inc. (1973-1982); Trustee of the following open-end investment companies: Cash Assets
Director (since 1996)             Trust (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona (since 1984)
Age: 74                           and four funds for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Director (since 2005)             management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the
                                  Board of Trustees of Quaker Investment Trust (registered investment company) (since January 2004);
                                  Director of Internet Capital Group (information technology company) (since October 2003); Chief
                                  Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                  (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments
                                  U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003);
                                  President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003);
                                  President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln
                                  National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement
                                  Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                  Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware
                                  Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice
                                  Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of
                                  Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company
                                  (financial services holding company) (1977-1985); held the following positions at the Colonial
                                  Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer
                                  (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price
                                  Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967)
                                  and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 63 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 63 portfolios in the OppenheimerFunds
Director (since 1998)             complex.
Age: 74

LACY B. HERRMANN,                 Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment company) (since
Director (since 1996)             December 2004); Chairman of Aquila Management Corporation and Aquila Investment Management LLC
Age: 78                           (since August 1984); Chief Executive Officer and President of Aquila Management Corporation
                                  (August 1984-December 1994); Vice President, Director and Secretary of Aquila Distributors, Inc.
                                  (distributor of Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.; President
                                  and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"); President and
                                  Director of STCM Management Company, Inc. (sponsor and adviser to CCMT); Chairman,


                    50 | OPPENHEIMER EQUITY INCOME FUND, INC.

LACY B. HERRMANN,                 President and Director of InCap Management Corporation; Sub-Advisor and Administrator of Prime
Continued                         Cash Fund & Short Term Asset Reserves; Director of OCC Cash Reserves, Inc. (open-end investment company) (June 2003-December 2004); Trustee of Premier VIT (formerly PIMCO Advisors VIT)
                                  (investment company) (since 1994); Trustee of OCC Accumulation Trust (open-end investment company)
                                  (until December 2004); Trustee Emeritus of Brown University (since June 1983). Oversees 11 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Director (since 2001)             Value Opportunities Fund, LLC (registered investment company) (since September 2004); Member of
Age: 64                           Zurich Financial Services Investment Advisory Board (insurance) (since October 2004); Chairman
                                  (since August 2007) and Trustee (since August 1991) of the Board of Governing Trustees of The
                                  Jackson Laboratory (non-profit); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                  LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of
                                  AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of
                                  Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc.
                                  (May 2000-April 2002) (executive search firm). Oversees 63 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR               MR. MURPHY IS AN "INTERESTED DIRECTOR" BECAUSE HE IS AFFILIATED WITH THE MANAGER BY VIRTUE OF HIS
AND OFFICER                       POSITIONS AS AN OFFICER AND DIRECTOR OF THE MANAGER, AND AS A SHAREHOLDER OF ITS PARENT COMPANY.
                                  THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                                  NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Director (since 2005) and         Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer funds;
President and Principal           President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding
Executive Officer (since 2001)    company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 58                           (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007)
                                  and Member of the Investment Company Institute's Board of Governors (since October 2003). Oversees
                                  102 portfolios in the OppenheimerFunds complex.


                    51 | OPPENHEIMER EQUITY INCOME FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. LEVINE, ZACK,
THE FUND                          GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                  10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                  CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

MICHAEL S. LEVINE,                Vice President of the Manager (since June 1998). A portfolio manager and officer of 2 portfolios
Vice President and                in the OppenheimerFunds complex.
Portfolio Manager
(since 2007)
Age: 42

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief          Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer                and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2004)                      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
Age: 57                           Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 1999)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 48                           International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                  Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                  Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003). An officer of 102 portfolios in the OppenheimerFunds
Age: 37                           complex.


                    52 | OPPENHEIMER EQUITY INCOME FUND, INC.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)            Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
Age: 59                           Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
                                  Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor
                                  Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004). An officer of 102
(since 2004)                      portfolios in the OppenheimerFunds complex.
Age: 39

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2000-September 2004), Director (2000-September 2004) and Vice President (1998-2000) of
(since 2004)                      Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 43

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 42                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                    53 | OPPENHEIMER EQUITY INCOME FUND, INC.

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $17,000 in fiscal 2007 and $12,500 in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  internal control reviews.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $256,236 in fiscal 2007 and $216,204 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)      No such services were rendered.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)      (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Income Fund, Inc.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007